Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Nov. 14, 2019	Dec. 31, 2018
Current assets:
Cash	$ 204,900,000
Cash and cash equivalents	304,900,000	$ 41,400,000
Restricted cash	1,100,000	1,100,000
Accounts receivable	90,400,000	86,900,000
Prepaid expenses and other current assets	10,200,000	8,300,000
Deferred costs	10,700,000	6,600,000
Income tax receivable	4,100,000	3,900,000
Total current assets	421,400,000	148,200,000
Property and equipment, net	28,400,000	23,300,000
Operating lease right-of-use assets, net	34,000,000.0	36,800,000
Other assets:
Intangible assets, net	340,000,000.0	370,600,000
Goodwill	966,800,000	966,800,000
Deferred tax assets	238,100,000	0
Deferred costs, net of current portion	19,800,000	16,200,000
Total assets	2,048,500,000	1,561,900,000
Current liabilities:
Accounts payable	9,700,000	7,900,000
Accrued expenses and other current liabilities	52,500,000	62,900,000
Unearned revenue, current portion	175,300,000	157,700,000
Income taxes payable	5,100,000	500,000
Current portion of operating lease liabilities	4,900,000	4,000,000.0
Current portion of long-term debt	0	8,700,000
Total current liabilities	247,500,000	241,700,000
Unearned revenue, net of current portion	700,000	1,400,000
Tax receivable agreements liability, net of current portion	182,600,000	0
Operating lease liabilities, net of current portion	37,000,000.0	40,700,000
Long-term debt, net of current portion	744,300,000	1,194,600,000
Deferred tax liabilities	7,900,000	82,800,000
Other long-term liabilities	8,000,000.0	14,300,000
Total liabilities	1,228,000,000.0	1,575,500,000
Series A Preferred Units	0	200,200,000
Commitments and contingencies
Members’ deficit:
Members' equity (deficit)	0	(207,800,000)
Additional paid-in capital	402,100,000	0
Accumulated other comprehensive income (loss)	(2,900,000)	(6,000,000.0)
Retained Earnings	(29,500,000)	0
Noncontrolling interests	446,900,000	0
Total equity (deficit)	820,500,000	(213,800,000)		$ (119,100,000)
Total equity (deficit)		(213,800,000)
Total liabilities, Series A Preferred Units, and Members' Deficit	2,048,500,000	1,561,900,000
Class A common stock
Members’ deficit:
Common stock	700,000	0
Class B common stock
Members’ deficit:
Common stock	2,300,000	0
Class C common stock
Members’ deficit:
Common stock	900,000	0
Pre-Acquisition ZI
Current assets:
Cash		1	$ 1
Other assets:
Total assets		1	1
Members’ deficit:
Total equity (deficit)		1	1
Total equity (deficit)	$ 0	(207,800,000)
Pre-Acquisition ZI | Class A common stock
Members’ deficit:
Common stock		0	0
Pre-Acquisition ZI | Class B common stock
Members’ deficit:
Common stock		1	$ 1
DiscoverOrg Holdings
Current assets:
Cash and cash equivalents		41,400,000		9,000,000.0
Restricted cash		1,100,000		0
Accounts receivable		86,900,000		31,000,000.0
Prepaid expenses and other current assets		8,300,000		2,900,000
Deferred costs		6,600,000		1,800,000
Income tax receivable		3,900,000		100,000
Related party receivable		0		200,000
Total current assets		148,200,000		45,000,000.0
Property and equipment, net		23,300,000		9,600,000
Operating lease right-of-use assets, net		36,800,000		0
Other assets:
Intangible assets, net		370,600,000		88,700,000
Goodwill		966,800,000		445,700,000
Deferred costs, net of current portion		16,200,000		2,000,000.0
Total assets		1,561,900,000		591,000,000.0
Current liabilities:
Accounts payable		7,900,000		1,900,000
Accrued expenses and other current liabilities		62,200,000		9,500,000
Unearned revenue, current portion		157,700,000		52,200,000
Income taxes payable		500,000		100,000
Related party payable		700,000		0
Current portion of operating lease liabilities		4,000,000.0		0
Current portion of long-term debt		8,700,000		1,900,000
Total current liabilities		241,700,000		65,600,000
Unearned revenue, net of current portion		1,400,000		300,000
Operating lease liabilities, net of current portion		40,700,000		0
Long-term debt, net of current portion		1,194,600,000		631,800,000
Deferred tax liabilities		82,800,000		10,200,000
Other long-term liabilities		14,300,000		2,200,000
Total liabilities		1,575,500,000		710,100,000
Series A Preferred Units		200,200,000		0
Commitments and contingencies
Members’ deficit:
Members' equity (deficit)		(207,800,000)		(119,100,000)
Accumulated other comprehensive income (loss)		(6,000,000.0)		0
Total equity (deficit)		(213,800,000)		(119,100,000)
Total liabilities, Series A Preferred Units, and Members' Deficit		$ 1,561,900,000		$ 591,000,000.0